Securities (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Amortized Cost and Fair Value of Available for Sale Securities
The amortized costs of securities available for sale and their approximate fair values at December 31, 2015 and 2014 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2015
Government-sponsored enterprises	$4,498,227	$3,130	$10,117	$4,491,240
Mortgage-backed securities	20,233	446	-	20,679
Corporate bonds	300,000	-	300	299,700
Equities and mutual funds	563,321	14,644	48,841	529,124
	$5,381,781	$18,220	$59,258	$5,340,743

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2014
Government-sponsored enterprises	$3,500,000	$1,170	$4,640	$3,496,530
Mortgage-backed securities	25,592	715	-	26,307
Corporate bonds	300,000	-	45,000	255,000
Equities and mutual funds	552,635	42,900	9,567	585,968
	$4,378,227	$44,785	$59,207	$4,363,805

Scheduled Maturities of Available for Sale Securities
The scheduled maturities of securities (all available for sale) at December 31, 2015, were as follows:

	Amortized Cost	Fair Value

Due in one year or less	$563,321	$529,124
Due after one year through five years	4,810,181	4,803,109
Due after five years through ten years	-	-
Due after ten years	8,279	8,510
	$5,381,781	$5,340,743

Unrealized Losses on Investment Securities
The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2015 and 2014. These unrealized losses on investment securities are a result of volatility in interest rates and market fluctuations and relate to government-sponsored enterprises, corporate bonds issued by other banks and equities and mutual funds at December 31, 2015 and 2014.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2015
Government-sponsored enterprises	$2,488,110	$10,117	$-	$-	$2,488,110	$10,117
Corporate bonds	-	-	299,700	300	299,700	300
Equities and mutual funds	63,865	22,785	41,140	26,056	105,005	48,841
	$2,551,975	$32,902	$340,840	$26,356	$2,892,815	$59,258

2014
Government-sponsored enterprises	$1,995,360	$4,640	$-	$-	$1,995,360	$4,640
Corporate bonds	-	-	255,000	45,000	255,000	45,000
Equities and mutual funds	69,129	5,592	107,999	3,975	177,128	9,567
	$2,064,489	$10,232	$362,999	$48,975	$2,427,488	$59,207